Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021
ASSETS
Cash	$ 22,404,562	$ 21,158,368
Short-term investments	771,034	2,526,328
Trade receivables	345,699	407,523
Inventories	941,779	1,466,996
Loans due from third parties	28,014,027	17,294,698
Due from a related party	2,187
Digital assets	1,300,000
Other current assets	854,539	278,432
Total current assets	54,633,827	43,132,345
Investment in equity investees	2,624,042	1,557,013
Goodwill	9,573,081	9,573,081
Property and equipment, net	2,321,377	2,002,108
Deposits for plant, property and equipment	69,853,589	9,635,239
Intangible assets	95,656	68,655
Right of use assets	624,959	1,165,172
Other noncurrent assets		20,827
Total Assets	139,726,531	67,154,440
LIABILITIES AND EQUITY
Trade payable	311,176	119,071
Unearned income	46,982	228,863
Other current liabilities	49,648	28,947
Income tax payable	150,165	147,759
Lease liabilities, current	204,244	263,023
Warrants liabilities		65,581
Total current liabilities	762,215	853,244
Lease liabilities, noncurrent	264,540	827,086
Total Liabilities	1,026,755	1,680,330
Shareholders’ Equity
Ordinary shares, $0.0001 par value share, unlimited shares authorized, 101,866,794 and 20,384,630 shares issued and outstanding at December 31, 2021 and June 30, 2021, respectively	10,187	2,039
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	156,283,548	80,917,821
Accumulated deficit	(21,831,006)	(18,413,627)
Accumulated other comprehensive income (loss)	(226,884)	(2,781,485)
Total Bit Brother Ltd. Shareholders’ Equity	134,235,845	59,724,748
Non-controlling interests	4,463,931	5,749,362
Total Liabilities and Equity	$ 139,726,531	$ 67,154,440